Accrued Expenses and Other Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities and Other Liabilities [Abstract]
Accrued salaries and benefits	$ 487	$ 4,723
Accrued professional fees	1,515	1,162
Construction payable and others	185	169
Advance received from customers	632	793
Interest payable		372
Accrued expenses and other payables	$ 2,819	$ 7,219